Exhibit 99
Ford Credit Auto Lease Trust 2017-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 16, 2019
Collection Period	August, 2019

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-208514-05 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2017-B Reference Pool Balance		$1,248,455,516.39	$562,214,545.75	$518,134,706.48	0.4150206
Total Note Balance		$1,108,620,000.00	$391,176,140.00	$347,096,300.73	0.3130886

Total Overcollateralization		$139,835,516.39	$171,038,405.75	$171,038,405.75

2017-B Exchange Note Balance		$1,142,907,216.49	$428,588,915.21	$384,509,075.94	0.3364307
2017-B Exchange Note Overcollateralization		$105,548,299.90	$133,625,630.54	$133,625,630.54

Overcollateralization			Beginning of Period	End of Period
2017-B Reference Pool Balance as a % of Total Note Balance			143.72%	149.28%
2017-B Reference Pool Balance as a % of 2017-B Exchange Note Balance			131.18%	134.75%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	1.35000%	$192,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	1.80000%	$260,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	2.35513%	$180,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	2.03000%	$266,000,000.00	$180,556,140.00	$136,476,300.73	0.5130688
Class A-4 Notes	2.17000%	$102,000,000.00	$102,000,000.00	$102,000,000.00	1.0000000
Class B Notes	2.31000%	$56,190,000.00	$56,190,000.00	$56,190,000.00	1.0000000
Class C Notes	2.55000%	$52,430,000.00	$52,430,000.00	$52,430,000.00	1.0000000
Total		$1,108,620,000.00	$391,176,140.00	$347,096,300.73	0.3130886

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$44,079,839.27	$165.71	$305,440.80	$1.15	$44,385,280.07	$166.86
Class A-4 Notes	$0.00	$0.00	$184,450.00	$1.81	$184,450.00	$1.81
Class B Notes	$0.00	$0.00	$108,165.75	$1.93	$108,165.75	$1.93
Class C Notes	$0.00	$0.00	$111,413.75	$2.13	$111,413.75	$2.13
Total	$44,079,839.27	$39.76	$709,470.30	$0.64	$44,789,309.57	$40.40

II. POOL INFORMATION

2017-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$648,661,231.99	$562,214,545.75	$491,497,304.44
Change	$(52,144,290.39)	$(44,079,839.27)	$(32,548,047.96)
End of Period	$596,516,941.60	$518,134,706.48	$458,949,256.48
Residual Portion of Securitization Value as % of Securitization Value at end of period			88.58%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	52,766	23,587	29,179	2,060	27,119

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				6.6	5.9

Ford Credit Auto Lease Trust 2017-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 16, 2019
Collection Period	August, 2019

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		198	$3,684,453.42	0.71%
61 - 90 Days Delinquent		16	$305,930.38	0.06%
91- 120 Days Delinquent		2	$48,437.28	0.01%
Over 120 Days Delinquent		3	$77,458.06	0.01%
Total Delinquent Leases		219	$4,116,279.14	0.79%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0833%
Delinquency Trigger Occurred				No

		Current Period	Cumulative
Prepayment Speed		1.37%	0.55%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$11,156,624.74
plus: Payoffs				$8,666,921.50
plus: Other (including extension fees, excess charges, etc.)				$678,386.07
minus: Payaheads				$(582,035.63)
plus: Payahead Draws				$659,481.92
plus: Advances				$485,374.63
minus: Advance Reimbursement Amounts				$(541,832.93)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$29,904,839.72
plus: Recoveries				$460,631.24
Total Collections				$50,888,391.26

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$50,888,391.26

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$468,512.12	$468,512.12	$50,419,879.14	$0.00
2017-B Exchange Note Interest Payment	$975,277.89	$975,277.89	$49,444,601.25	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$49,444,601.25	$0.00
Reserve Account Deposit	$0.00	$0.00	$49,444,601.25	$0.00
2017-B Exchange Note Principal Payment	$44,079,839.27	$44,079,839.27	$5,364,761.98	$0.00
Shared Amounts	$0.00	$0.00	$5,364,761.98	$0.00
Excess Exchange Note Amounts	$5,364,761.98	$5,364,761.98	$0.00	$0.00
Total	$50,888,391.26	$50,888,391.26	$0.00	$0.00

Ford Credit Auto Lease Trust 2017-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 16, 2019
Collection Period	August, 2019

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2017-B Exchange Note Interest Payment				$975,277.89
2017-B Exchange Note Principal Payment				$44,079,839.27
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$5,364,761.98

Total				$50,419,879.14

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$50,419,879.14	$0.00
Administration Fee	$3,259.80	$3,259.80	$50,416,619.34	$0.00
Class A-1 Interest	$0.00	$0.00	$50,416,619.34	$0.00
Class A-2a Interest	$0.00	$0.00	$50,416,619.34	$0.00
Class A-2b Interest	$0.00	$0.00	$50,416,619.34	$0.00
Class A-3 Interest	$305,440.80	$305,440.80	$50,111,178.54	$0.00
Class A-4 Interest	$184,450.00	$184,450.00	$49,926,728.54	$0.00
Total Class A Interest	$489,890.80	$489,890.80		$0.00
First Priority Principal Payment	$0.00	$0.00	$49,926,728.54	$0.00
Class B Interest	$108,165.75	$108,165.75	$49,818,562.79	$0.00
Second Priority Principal Payment	$0.00	$0.00	$49,818,562.79	$0.00
Class C Interest	$111,413.75	$111,413.75	$49,707,149.04	$0.00
Specified Reserve Deposit	$0.00	$0.00	$49,707,149.04	$0.00
Regular Principal Payment	$44,079,839.27	$44,079,839.27	$5,627,309.77	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$5,627,309.77	$0.00
Remaining Funds to Holder of Residual Interest	$5,627,309.77	$5,627,309.77	$0.00	$0.00
Total	$50,419,879.14	$50,419,879.14	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,281,924.98
plus: Additional Advances				$485,374.63
minus: Advance Reimbursement Amounts				$(541,832.93)
End of Period Advance Balance				$2,225,466.68

Payaheads
Beginning of Period Payahead Balance				$1,505,836.89
plus: Additional Payaheads				$582,035.63
minus: Payahead Draws				$(659,481.92)
End of Period Payahead Balance				$1,428,390.60

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$6,242,277.58
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$6,242,277.58
Memo: Required Reserve Amount				$6,242,277.58

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$171,038,405.75
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$171,038,405.75

Ford Credit Auto Lease Trust 2017-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 16, 2019
Collection Period	August, 2019

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	231	4,177	$4,665,415.85	$89,993,474.57
Standard Terminations	179	2,293	$3,077,658.35	$40,790,241.13
Total Retained	410	6,470	$7,743,074.20	$130,783,715.70

Returned Vehicles
Early Terminations	525	6,031	$9,465,752.33	$111,480,060.76
Standard Terminations	1,089	12,479	$19,173,086.72	$225,237,841.57
Total Returned	1,614	18,510	$28,638,839.05	$336,717,902.33

Charged Off / Repossessed Vehicles	20	515	$375,807.91	$10,377,945.77
Removals by Servicer and Other	16	152	$294,581.14	$3,112,054.70
Total Terminations	2,060	25,647	$37,052,302.30	$480,991,618.50

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,513	21,313	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			78.35%	72.17%
Early Termination Rate (Early Terminations / Total Terminations)			36.70%	39.80%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$8,707,919.63
plus: Payahead draws			$111,425.43
minus: Unreimbursed Advances			$(47,576.08)
minus: Securitization Value of Retained Vehicles			$(7,743,074.20)
Total	410	6,470	$1,028,694.78	$18,925,795.09
Gain (Loss) Per Retained Vehicle			$2,509.01	$2,925.16

Gain (Loss) on Returned Vehicles
Customer Payments			$1,298,545.20
plus: Net Sale Proceeds			$29,559,173.55
plus: Payahead Draws			$219,845.56
minus: Unreimbursed Advances			$(135,333.12)
minus: Securitization Value of Returned Vehicles			$(28,638,839.05)
Total	1,614	18,510	$2,303,392.14	$16,053,550.41
Gain (Loss) Per Returned Vehicle			$1,427.13	$867.29

Credit Gain (Loss) Charged Off / Repo Vehicles	20	515	$(135,220.99)	$(3,769,244.33)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(6,761.05)	$(7,318.92)
Recoveries			$425,969.02	$3,889,839.05

Total Gain (Loss)	2,044	25,495	$3,622,834.95	$35,099,940.22
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$1,772.42	$1,376.74

Removals by Servicer and Other	16	152

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$29,559,173.55
plus: Excess Wear and Use and Excess Mileage Assessed			$675,744.07
minus: Residual Portion of Securitization Value			$(27,467,329.24)
Total	1,614	18,510	$2,767,588.38	$21,203,057.32
Residual Gain (Loss) Per Returned Vehicle			$1,714.74	$1,145.49

Ford Credit Auto Lease Trust 2017-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 16, 2019
Collection Period	August, 2019

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	4.39%
Second Prior Collection Period	4.81%
Prior Collection Period	6.35%
Current Collection Period	8.05%
Four Month Average (Current and Prior Three Collection Periods)	5.90%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	2.81%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.16%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.